Promissory Notes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Promissory notes, accrued interest		$ 41,242
Promissory notes, common stock issued on conversion	4,345,000	13,050,580
Promissory notes, accrued interest rate	10.00%	10.00%
Promissory notes, balance	1,170,456	261,142
Promissory notes, remaining accrued interest converted into common stock		32,627
Promissory notes, accrued interest including interest gifted	24,335	101,903
Promissory note, payable including accrued interest	1,101,903	0
Promissory note, interest rate	12.00%
Promissory notes, assignment to a third party, principal	1,341,900
Promissory notes, assignment to a third party, accrued interest	150,300
Promissory note, converted to shares	$ 51,000
Promissory note, converted to common stock	2,040,000